Leases, Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 195
2025	195
2026	140
2027	109
2028	111
Thereafter	764
Total lease payments	1,514
Less: Imputed Interest	(309)
Total operating leases	$ 1,205	$ 1,294